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AMERICAN FUNDS TAX-EXEMPT FUND OF NEW YORK
American Funds Tax-Exempt Fund of New York
Investment objectives
The fund’s primary investment objective is to provide you with a high level of current income exempt from regular federal, New York state and New York City income taxes.
Its secondary objective is preservation of capital.
Fees and expenses of the fund

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. For example, in addition to the fees and expenses described below, you may also be required to pay brokerage commissions on purchases and sales of Class F-2 or F-3 shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in American Funds. More information about these and other discounts is available from your financial professional, in the “Sales charge reductions and waivers” sections on page 46 of the prospectus and on page 94 of the fund’s statement of additional information, and in the sales charge waiver appendix to the prospectus.

Shareholder fees (fees paid directly from your investment)
Shareholder Fees - AMERICAN FUNDS TAX-EXEMPT FUND OF NEW YORK	Class A		Class C	Class T	Class F-1	Class F-2	Class F-3
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	3.75%		none	2.50%	none	none	none
Maximum deferred sales charge (load) (as a percentage of the amount redeemed)	0.75%	[1]	1.00%	none	none	none	none
Maximum sales charge (load) imposed on reinvested dividends	none		none	none	none	none	none
Redemption or exchange fees	none		none	none	none	none	none
[1]	A contingent deferred sales charge of 0.75% applies on certain redemptions made within 18 months following purchases of $250,000 or more made without an initial sales charge. Contingent deferred sales charge is calculated based on the lesser of the offering price and market value of shares being sold.

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - AMERICAN FUNDS TAX-EXEMPT FUND OF NEW YORK		Class A	Class C	Class T	Class F-1	Class F-2	Class F-3
Management fees		0.26%	0.26%	0.26%	0.26%	0.26%	0.26%
Distribution and/or service (12b-1) fees		0.25%	1.00%	0.25%	0.25%	none	none
Other expenses	[1]	0.15%	0.15%	0.14%	0.20%	0.22%	0.11%
Total annual fund operating expenses		0.66%	1.41%	0.65%	0.71%	0.48%	0.37%
Expense reimbursement	[2]	0.06%	0.06%	0.06%	0.06%	0.06%	0.06%
Total annual fund operating expenses after expense reimbursement		0.60%	1.35%	0.59%	0.65%	0.42%	0.31%
[1]	Restated to reflect current fees.
[2]	The investment adviser is currently reimbursing a portion of the other expenses. This reimbursement will be in effect through at least October 1, 2024. The adviser may elect at its discretion to extend, modify or terminate the reimbursement at that time.

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. The example reflects the expense reimbursement described above through the expiration date of such reimbursement and total annual fund operating expenses thereafter. You may be required to pay brokerage commissions on your purchases and sales of Class F-2 or F-3 shares of the fund, which are not reflected in the example.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - AMERICAN FUNDS TAX-EXEMPT FUND OF NEW YORK - USD ($)	Class A	Class C	Class T	Class F-1	Class F-2	Class F-3
1 year	$ 434	$ 237	$ 309	$ 66	$ 43	$ 32
3 years	572	440	447	221	148	113
5 years	723	765	597	389	263	202
10 years	$ 1,161	$ 1,481	$ 1,035	$ 877	$ 598	$ 462

For the share class listed to the right, you would pay the following if you did not redeem your shares:
Expense Example No Redemption	AMERICAN FUNDS TAX-EXEMPT FUND OF NEW YORK Class C USD ($)
1 year	$ 137
3 years	440
5 years	765
10 years	$ 1,481

Portfolio turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s investment results. During the most recent fiscal year, the fund’s portfolio turnover rate was 29% of the average value of its portfolio.

Principal investment strategies

The fund seeks to achieve its objectives by primarily investing in municipal bonds issued by the state of New York and its agencies and municipalities. Consistent with the fund’s objectives, the fund may also invest in municipal securities that are issued by jurisdictions outside New York. Municipal bonds are debt obligations generally issued to obtain funds for various public purposes, including the construction of public facilities. The fund may also invest in bonds exempt from federal and state taxation that are used to fund private projects.

Under normal circumstances, the fund will invest at least 80% of its assets in, or derive at least 80% of its income from, securities that are exempt from regular federal, New York state and New York City income taxes and that do not subject you to federal alternative minimum tax. The fund may also invest up to 20% of its assets in “private activity bonds” whose interest is generally subject to the federal alternative minimum tax. The fund is intended primarily for taxable residents of New York.

The fund will invest primarily in debt securities rated BBB- or better or Baa3 or better by Nationally Recognized Statistical Rating Organizations designated by the fund's investment adviser, or unrated but determined by the fund's investment adviser to be of equivalent quality. The fund may also invest in debt securities rated BB+ or below and Ba1 or below by Nationally Recognized Statistical Rating Organizations designated by the fund's investment adviser, or unrated but determined by the fund's investment adviser to be of equivalent quality. Such securities are sometimes referred to as “junk bonds.”

The fund’s assets are managed by a team of portfolio managers. Under this approach, the fund’s portfolio managers will work together to oversee the fund’s entire portfolio.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund’s portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively priced securities that, in its opinion, represent good, long-term investment opportunities. Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

Principal risks
Investment results

The following bar chart shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and other applicable measures of market results. This information provides some indication of the risks of investing in the fund. The Lipper New York Municipal Debt Funds Average includes the fund and other funds that disclose investment objectives and/or strategies reasonably comparable to those of the fund. Past investment results (before and after taxes) are not predictive of future investment results. Updated information on the fund’s investment results can be obtained by visiting capitalgroup.com.

The following bar chart shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and other applicable measures of market results.

Calendar year total returns for Class F-2 shares (Class F-2 shares are not subject to sales charges.)

Highest/Lowest quarterly results during this period were:

Highest 3.90% (quarter ended December 31, 2022)

Lowest -6.54% (quarter ended March 31, 2022)

The fund's total return for the six months ended June 30, 2023, was 3.42%.

Average annual total returns For the periods ended December 31, 2022:
Average Annual Returns - AMERICAN FUNDS TAX-EXEMPT FUND OF NEW YORK	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Class F-2	(10.41%)	0.70%	1.71%	2.66%	Nov. 01, 2010
Class A	(13.94%)	(0.23%)	1.19%	2.21%	Nov. 01, 2010
Class C	(12.11%)	(0.23%)	0.92%	1.97%	Nov. 01, 2010
Class F-1	(10.60%)	0.50%	1.54%	2.48%	Nov. 01, 2010
Class F-3	(10.31%)	0.80%		1.49%	Jan. 27, 2017
After Taxes on Distributions | Class F-2	(10.41%)	0.66%	1.69%
After Taxes on Distributions and Sale of Fund Shares | Class F-2	(5.22%)	1.16%	1.95%
Bloomberg New York Municipal Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)	(8.94%)	0.98%	1.99%	2.62%	Nov. 01, 2010
Lipper New York Municipal Debt Funds Average (reflects no deductions for sales charges, account fees or U.S. federal income taxes)	(11.36%)	0.57%	1.58%	2.26%	Nov. 01, 2010

After-tax returns are shown only for Class F-2 shares; after-tax returns for other share classes will vary. After-tax returns are calculated using the highest individual federal income tax rates in effect during each year of the periods shown and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your individual tax situation and likely will differ from the results shown above.